Goodwill and Other Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net

7. Goodwill and Other Intangible Assets, Net

The Company’s intangible assets include trademarks, franchisee agreements, franchise license, domain names, customer list, proprietary recipes and non-compete agreements. Intangible assets are amortized over useful lives ranging from 2 to 13 years.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

A summary of the intangible assets is presented below:

	Intangible assets, net at December 31, 2021	Impairment of intangible assets	Amortization expense	Intangible assets, net at June 30, 2022	Intangible assets, net at December 31, 2022	Impairment of intangible assets	Amortization expense	Intangible assets, net at June 30, 2023
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Trademark Muscle Maker Grill	1,526	—	(252)	1,274	670	—	(167)	503
Franchise Agreements Muscle Maker Grill	162	—	(13)	149	136	—	(13)	123
Trademark SuperFit	38	—	(4)	34	29	—	(4)	25
Domain Name SuperFit	106	—	(12)	94	81	—	(12)	69
Customer List SuperFit	118	—	(14)	104	90	—	(14)	76
Proprietary Recipes SuperFit	135	—	(16)	119	103	—	(16)	87
Non-Compete Agreement SuperFit	193	—	(43)	150	107	—	(43)	64
Trademark Pokemoto	153	—	(17)	136	118	—	(17)	101
Franchisee License Pokemoto	2,599	—	(138)	2,461	2,322	—	(138)	2,184
Proprietary Recipes Pokemoto	1,029	—	(80)	949	867	—	(80)	787
Non-Compete Agreement Pokemoto	328	—	(119)	209	88	—	(88)	—
	6,387	—	(708)	5,679	4,611	—	(592)	4,019

Amortization expense related to intangible assets was $0.3 million and $0.6 million for the three and six months ended June 30, 2023 and $0.4 million and $0.7 million for the three and six months ended June 30, 2022, respectively.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

The estimated future amortization expense is as follows:

	Six Months Ended June 30,
	2024	2025	2026	2027	2028	Thereafter	Total
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Trademark Muscle Maker Grill	169	334	—	—	—	—	503
Franchise Agreements Muscle Maker Grill	14	27	27	27	27	1	123
Trademark SuperFit	5	9	9	2	—	—	25
Domain Name SuperFit	13	25	25	6	—	—	69
Customer List SuperFit	14	28	28	6	—	—	76
Proprietary Recipes SuperFit	16	32	32	7	—	—	87
Non-Compete Agreement SuperFit	44	20	—	—	—	—	64
Trademark Pokemoto	18	35	35	13	—	—	101
Franchisee License Pokemoto	140	278	277	277	277	935	2,184
Proprietary Recipes Pokemoto	81	162	161	161	161	61	787
Non-Compete Agreement Pokemoto	—	—	—	—	—	—	—
	514	950	594	499	465	997	4,019

The Company determined that no impairment testing of the Company’s intangible assets was required as of June 30, 2023. Therefore, no impairment charge was recorded.

A summary of the goodwill assets is presented below:

	Muscle Maker Grill	Pokemoto	SuperFit Food	Total
	$’000	$’000	$’000	$’000
Goodwill, net at December 31 2021	570	1,798	258	2,626
Impairment of goodwill	—	—	—	—
Goodwill, net at June 30, 2022	570	1,798	258	2,626
Goodwill, net at December 31 2022	570	1,798	258	2,626
Impairment of goodwill	—	—	—	—
Goodwill, net at June 30, 2023	570	1,798	258	2,626

The Company determined that no impairment testing of the Company’s goodwill was required as of June 30, 2023. Therefore, no impairment charge was recorded.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

NOTE 7 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

The Company’s intangible assets include trademarks, franchisee agreements, franchise license, domain names, customer list, proprietary recipes and non-compete agreements. The Company’s trademark – Muscle Maker had an indefinite life as of December 31, 2021. The Company determined that as of January 1, 2022, the trademark – Muscle Maker had a finite life of 3 years and will be amortizing the value over the new estimate life. The other intangible assets are amortized over useful lives ranging from 2 to 13 years.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A summary of the intangible assets is presented below:

Intangible Assets	Intangible assets, net at December 31, 2022	Acquisitions	Impairment of intangible assets	Amortization expense	Intangible assets, net at December 31, 2021	Acquisitions	Impairment of intangible assets	Amortization expense	Intangible assets, net at December 31, 2020
Trademark Muscle Maker Grill	$669,992	$—	$(347,110)	$(508,551)	$1,525,653	$—	$(998,347)	$—	$2,524,000
Franchise Agreements	135,659	—	—	(26,780)	162,439	—	(141,561)	(50,278)	354,278
Trademark SuperFit	29,080	—	—	(8,995)	38,075	45,000	—	(6,925)	—
Domain Name SuperFit	80,778	—	—	(24,986)	105,764	125,000	—	(19,236)	—
Customer List SuperFit	90,470	—	—	(27,985)	118,455	140,000	—	(21,545)	—
Proprietary Recipes SuperFit	103,396	—	—	(31,982)	135,378	160,000	—	(24,622)	—
Non-Compete Agreement SuperFit	106,751	—	—	(86,588)	193,339	260,000	—	(66,661)	—
Trademark Pokemoto	117,881	—	—	(34,981)	152,862	175,000	—	(22,138)	—
Franchisee License Pokemoto	2,322,125	—	—	(277,348)	2,599,473	2,775,000	—	(175,527)	—
Proprietary Recipes Pokemoto	866,614	—	—	(161,302)	1,027,916	1,130,000	—	(102,084)	—
Non-Compete Agreement Pokemoto	88,110	—	—	(240,000)	328,110	480,000	—	(151,890)	—

	$4,610,856	$—	$(347,110)	$(1,429,498)	$6,387,464	$5,290,000	$(1,139,908)	$(640,906)	$2,878,278

Amortization expense related to intangible assets was $1,429,498 and $640,906 for the years ended December 31, 2022 and 2021, respectively.

The estimated future amortization expense is as follows:

For the year ended December 31,	2023	2024	2025	2026	2027	Thereafter	Total
Trademark Muscle Maker Grill	$334,997	$334,996	$—	$—	$—	$—	$669,992
Franchise Agreements	26,780	26,853	26,780	26,780	26,780	1,686	135,659
Trademark SuperFit	8,995	9,020	8,995	2,070	—	—	29,080
Domain Name SuperFit	24,986	25,055	24,986	5,751	—	—	80,778
Customer List SuperFit	27,985	28,061	27,985	6,439	—	—	90,470
Proprietary Recipes SuperFit	31,982	32,071	31,982	7,361	—	—	103,396
Non-Compete Agreement SuperFit	86,588	20,163	—	—	—	—	106,751
Trademark Pokemoto	34,981	35,077	34,981	12,842	—	—	117,881
Franchisee License Pokemoto	277,348	278,108	277,348	277,348	277,348	934,625	2,322,125
Proprietary Recipes Pokemoto	161,303	161,744	161,303	161,303	161,303	59,658	866,614
Non-Compete Agreement Pokemoto	88,110	—	—	—	—	—	88,110

Total	$1,104,055	$1,124,702	$594,359	$499,893	$465,430	$995,972	$4,610,856

The Company sustained operating and cash flow losses from inception which formed a basis for performing an impairment test of its Intangible Assets. The Company performed a recoverability test on the Company’s intangible assets based on its projected future undiscounted cash flows. As a result of a failed recoverability test the Company proceeded to measure the fair value of those assets based on the future discounted cash flows and recorded an impairment charge in the aggregate amount of $347,110 and $1,139,908 during the years ended December 31, 2022 and 2021, respectively. The key assumptions used in the estimates of projected cash flows utilized in both the test and measurement steps of the impairment analysis were projected revenues and royalty payments. These forecasts were based on actual revenues and take into account recent developments as well as the Company’s plans and intentions.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A summary of the goodwill assets is presented below:

Goodwill	Muscle Maker Grill	Pokemoto	SuperFit Food	Total
Goodwill, net at January 1, 2021	$656,348	$—	$—	$656,348
Acquisitions	—	1,798,399	258,000	2,056,399
Impairment of goodwill	(86,348)	—	—	(86,348)
Goodwill, net at December 31, 2021	$570,000	$1,798,399	$258,000	$2,626,399
Acquisitions	—	—	—	—
Impairment of goodwill	—	—	—	—
Goodwill, net at December 31, 2022	$570,000	$1,798,399	$258,000	$2,626,399

During the years ended December 31, 2022 and 2021, the Company performed a quantitative goodwill assessment and determined the fair value of Muscle Maker Grill restaurant using a discounted cash flow model. The discounted cash flow model relied on making assumptions, such as the extent of the economic downturn related to the COVID-19 pandemic, the expected timing of recovery, and the expected growth in profitability and discount rate, which we believed were appropriate. The results of our 2021 goodwill impairment test indicated that the estimated carrying value of Muscle Maker Grill exceeded its fair value amount. As a result, we recorded a goodwill impairment charge of $86,348 during the year ended December 31, 2021. No impairment charge was recorded during the year ended December 31, 2022.